Goodwill and Other Intangible Assets (Narrative) (Details) (USD $)	0 Months Ended	3 Months Ended		9 Months Ended
	Oct. 01, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013
Impairment charges related to its Digitizer desktop 3D scanner		$ 14,600,000		$ 14,635,000
Amortization of intangible assets		21,300,000	15,700,000	60,200,000	41,900,000
Goodwill		1,425,416,000		1,425,416,000		1,195,891,000
Change in fair value due to 1% decrease in growth rate	35,000,000
Change in fair value due to 1% increase in discount rate	$ 54,000,000
Makerbot [Member]
Expected cash flow period	5 years
Growth rate	3.50%
Discount rate	14.00%
Percentage of decrease in growth rate	1.00%
Percentage of increase in discount rate	1.00%